DEBT (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES	As September 30, 2024, the following Convertible Debentures were outstanding:
Principal Amount	Interest rate	Maturity Date
$500,000	10%	September 12, 2024
865,000	10%	September 12, 2024
$1,365,000

SCHEDULE OF SECURED CONVERTIBLE DEBENTURES

The table below summarizes the outstanding principal of the Company’s senior, secured convertible debentures.

	December 31, 2024	September 30, 2024

10% debentures due September 12, 2024	$-	$1,365,000
10% debentures due November 1, 2025	4,276,389	-
Total	4,276,389	1,365,000
Unamortized discount	(1,474,163)	-
Convertible debentures	$2,802,226	$1,365,000